Note 19 - Share-based Compensation (Details) - Stock Option Activity - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Number of shares	82,247,600	131,729,497	133,161,231
Weighted average exercise price	¥ 1.93	¥ 1.92	¥ 1.92
Aggregate intrinsic value	¥ 10,177	¥ 15,436	¥ 15,436
Exercisable as of December 31, 2015	67,775,401
Exercisable as of December 31, 2015	¥ 1.94
Exercisable as of December 31, 2015	¥ 63,801
Number of shares exercised	(6,754,720)	(1,704,380)
Weighted average exercise price, exercised	¥ 1.92	¥ 2.09
Number of shares exercised forfeited	(429,328)	(2,113,656)	(1,431,734)
Weighted average exercise price, forfeited	¥ 1.93	¥ 1.92	¥ 1.96
Modification of the 2012 Options		(45,663,861)
Modification of the 2012 Options		¥ 1.90
Number of shares	75,063,552	82,247,600	131,729,497
Weighted average exercise price	¥ 1.93	¥ 1.93	¥ 1.92
Aggregate intrinsic value	¥ 70,931	¥ 10,177	¥ 15,436